Cover	Nov. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 23, 2021
Entity File Number	001-40067
Entity Registrant Name	FS DEVELOPMENT CORP. II
Entity Central Index Key	0001822711
Entity Tax Identification Number	85-2696306
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 Larkspur Landing Circle
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Larkspur
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94939
City Area Code	(415)
Local Phone Number	877-4887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FSII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable